Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (USD $)	Sep. 30, 2013		Dec. 31, 2012
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt [Line Items]
Total notes payable	$ 250,000		$ 404,000
Less: Current maturities	250,000		326,000
Note payable, long-term			78,000
Subordinated Convertible Note Payable elected at fair value:
Non-interest bearing subordinated convertible note payable with a principal amount of $3,300 dated December 3, 2012. Note is convertible into shares equal to 1/3 of the shares beneficially held by the CEO on the date of conversion. Note was amended in July 2013 to extend the maturity date to June 2015. The note was recorded at fair value and will be revalued each reporting period with changes in the fair value recorded as other expense/income.	5,833,000		2,137,000
PositiveID Animal Health Corporation [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt [Line Items]
PSID Note for $200 dated January 11, 2012, bears interest at 5% per annum, net of discount of $43, was originally payable in monthly installments beginning January 11, 2013 through December 11, 2014. Note was amended in July 2013 to allow for conversion into common stock and extend payment terms. See Note 13. (1)	200,000	[1]	157,000	[1]
Convertible Note September 25, 2012 [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt [Line Items]
Convertible term note		[2]	94,000	[2]
Convertible Note October 12, 2012 [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt [Line Items]
PSID Note for $200 dated January 11, 2012, bears interest at 5% per annum, net of discount of $43, was originally payable in monthly installments beginning January 11, 2013 through December 11, 2014. Note was amended in July 2013 to allow for conversion into common stock and extend payment terms. See Note 13. (1)		[1],[2]	86,000	[1],[2]
Convertible term note			86,000
Convertible Note December 31, 2012 A [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt [Line Items]
PSID Note for $200 dated January 11, 2012, bears interest at 5% per annum, net of discount of $43, was originally payable in monthly installments beginning January 11, 2013 through December 11, 2014. Note was amended in July 2013 to allow for conversion into common stock and extend payment terms. See Note 13. (1)		[1],[2]	45,000	[1],[2]
Convertible term note			45,000
Total notes payable			404,000
Less: Current maturities			326,000
Note payable, long-term			78,000
Convertible Note December 31, 2012 B [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt [Line Items]
PSID Note for $200 dated January 11, 2012, bears interest at 5% per annum, net of discount of $43, was originally payable in monthly installments beginning January 11, 2013 through December 11, 2014. Note was amended in July 2013 to allow for conversion into common stock and extend payment terms. See Note 13. (1)		[1],[2]	22,000	[1],[2]
Convertible term note			$ 22,000

[1]	These notes have been issued to related parties. See Note 10.
[2]	The warrants are more fully described in Note 7.